Revenue - Additional Information (Detail) - Rocket Lab USA, Inc. - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Remaining unsatisfied performance obligations	$ 75,992	$ 82,039
Revenue recognized description	Approximately 47% is expected to be recognized within 12 months, with the remaining 53% to be recognized beyond 12 months.	Approximately 83% is expected to be recognized within 12 months, with the remaining 17% to be recognized beyond 12 months.